Supplemental of Cash Flows	12 Months Ended
Dec. 31, 2024
Supplemental Of Cash Flow [Abstract]
Supplemental of Cash Flows	Supplemental of Cash Flows
26.1.    The following table represents transactions not affecting cash flows for the years ended December 31, 2024 and 2023 as follows (in thousands):

	Year ended December 31,
	2024	2023
Extended long-term borrowings with related party	$34,014	$—
Reassessment right-of-use assets	742	—
Reassessment lease liabilities	(987)	—
26.2.    The following table presents changes in liabilities arising from financing activities as follows (in thousands):

	Year ended December 31, 2024
	Beginning	Financing Activities	Non-cash depreciation (1)	Non-cash others	Ending
Lease liabilities	$7,577	$(1,700)	$372	$(1,577)	$4,672
Current potion of borrowings with related party	38,778	—	—	(38,778)	—
Long-term borrowings with related party	—	—	—	34,014	34,014
Total	$46,355	$(1,700)	$372	$(6,341)	$38,686
(1) Non-cash movements include interest payments classified as operating activities in the statement of cash flows.

	Year ended December 31, 2023
	Beginning	Financing Activities	Non-cash depreciation (1)	Non-cash others	Ending
Lease liabilities	$4,675	$(3,255)	$204	$5,953	$7,577
Current potion of borrowings with related party	—	—	—	38,778	38,778
Long-term borrowings with related party	39,454	—	—	(39,454)	—
Total	$44,129	$(3,255)	$204	$5,277	$46,355
(1) Non-cash movements include interest payments classified as operating activities in the statement of cash flows.